SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Silver	$ 9,048	$ 6,748	$ 15,948	$ 11,784
Gold	7,275	5,926	14,335	11,832
Copper	6,741	3,502	13,117	6,535
Penalties, Treatment Costs And Refining Charges	(1,259)	(1,389)	(2,759)	(2,971)
Total Revenue From Mining Operations	$ 21,805	$ 14,787	$ 40,641	$ 27,180